Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares
Liabilities including amounts of the consolidated VIEs | ¥	¥ 250,191	¥ 295,304
Common Class A [Member]
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	169,242	721
Ordinary shares, shares outstanding	169,242	721
Common Class B [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding